Note 9 - Other Income (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2017	2016	2015
Government grant – Gold sale export incentive	2,446	1,104	-
Other	148	226	110
Total	2,594	1,330	110